Note 10 - Options by Exercise Price Range (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016
Options Outstanding Shares (in shares)	1,471,000	1,464,000
Options Outstanding Weighted Average Remaining Life (Year)	8 years 10 days
Options Outstanding Weighted Average Price (in dollars per share)	$ 6.51	$ 6.49
Options Exercisable Shares (in shares)	517,000
Options Exercisable Weighted Average Price (in dollars per share)	$ 9.88
Range One [Member]
Lower Exercise Price Limit (in dollars per share)	0
Upper Exercise Price Limit (in dollars per share)	$ 20
Options Outstanding Shares (in shares)	1,462,000
Options Outstanding Weighted Average Remaining Life (Year)	8 years 21 days
Options Outstanding Weighted Average Price (in dollars per share)	$ 5.49
Options Exercisable Shares (in shares)	508,000
Options Exercisable Weighted Average Price (in dollars per share)	$ 7.25
Range Two [Member]
Lower Exercise Price Limit (in dollars per share)	20.01
Upper Exercise Price Limit (in dollars per share)	$ 1,000
Options Outstanding Shares (in shares)	9,000
Options Outstanding Weighted Average Remaining Life (Year)	3 years 7 days
Options Outstanding Weighted Average Price (in dollars per share)	$ 158.33
Options Exercisable Shares (in shares)	9,000
Options Exercisable Weighted Average Price (in dollars per share)	$ 158.33